Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2005 Portfolio℠
September 30, 2023
VIPF2005-NPRT3-1123
1.822342.118
Domestic Equity Funds - 5.9%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	2,027	91,148
VIP Equity-Income Portfolio Initial Class (a)	3,116	74,659
VIP Growth & Income Portfolio Initial Class (a)	3,934	102,006
VIP Growth Portfolio Initial Class (a)	1,762	150,098
VIP Mid Cap Portfolio Initial Class (a)	700	23,647
VIP Value Portfolio Initial Class (a)	2,918	52,868
VIP Value Strategies Portfolio Initial Class (a)	1,702	26,348
TOTAL DOMESTIC EQUITY FUNDS (Cost $278,029)		520,774

International Equity Funds - 12.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	49,663	492,654
VIP Overseas Portfolio Initial Class (a)	25,883	598,668
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $892,428)		1,091,322

Bond Funds - 63.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	170,657	1,527,381
Fidelity International Bond Index Fund (a)	25,759	228,743
Fidelity Long-Term Treasury Bond Index Fund (a)	33,024	300,844
VIP High Income Portfolio Initial Class (a)	32,241	147,665
VIP Investment Grade Bond II Portfolio - Initial Class (a)	371,907	3,425,261
TOTAL BOND FUNDS (Cost $6,163,189)		5,629,894

Short-Term Funds - 18.9%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $1,690,301)	1,690,301	1,690,301

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,023,947)	8,932,291
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16)
NET ASSETS - 100.0%	8,932,275

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,763,637	218,802	447,216	(2,471)	(49,685)	41,843	1,527,381
Fidelity International Bond Index Fund	269,304	33,935	77,202	3,089	(3,550)	6,256	228,743
Fidelity Long-Term Treasury Bond Index Fund	385,513	106,036	165,772	7,681	(26,363)	1,430	300,844
VIP Contrafund Portfolio Initial Class	116,910	19,431	65,689	1,095	14,355	6,141	91,148
VIP Emerging Markets Portfolio Initial Class	631,871	172,516	330,875	993	12,802	6,340	492,654
VIP Equity-Income Portfolio Initial Class	104,759	14,337	46,956	-	7,045	(4,526)	74,659
VIP Government Money Market Portfolio Initial Class 5.09%	1,966,265	500,545	776,509	67,527	-	-	1,690,301
VIP Growth & Income Portfolio Initial Class	135,561	20,517	65,543	486	18,433	(6,962)	102,006
VIP Growth Portfolio Initial Class	183,611	35,335	103,318	1,195	17,097	17,373	150,098
VIP High Income Portfolio Initial Class	171,757	17,990	48,928	115	(4,756)	11,602	147,665
VIP Investment Grade Bond II Portfolio - Initial Class	3,776,786	651,174	982,413	1,213	(22,146)	1,860	3,425,261
VIP Mid Cap Portfolio Initial Class	32,695	3,589	14,229	75	2,889	(1,297)	23,647
VIP Overseas Portfolio Initial Class	727,465	106,757	294,309	-	43,105	15,650	598,668
VIP Value Portfolio Initial Class	75,539	9,036	38,160	-	9,043	(2,590)	52,868
VIP Value Strategies Portfolio Initial Class	37,443	4,113	18,327	88	5,721	(2,602)	26,348
	10,379,116	1,914,113	3,475,446	81,086	23,990	90,518	8,932,291

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.